Operating Lease (Details) - Schedule of Maturities of Lease Liabilities	Jun. 30, 2024 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
For the six months ending December 31, 2024	$ 439,300
For the year ending December 31, 2025	796,179
For the year ending December 31, 2026	217,140
Total lease payments	1,452,619
Less: Imputed interest	(61,479)
Present value of lease liabilities	$ 1,391,140